Share Based Compensation - Schedule of Share Option Activities (Details) - USD ($)		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Schedule of Share Option Activities [Abstract]
Number of Options, Options outstanding, Beginning (in Shares)		70,046
Number of Options, Granted (in Shares)
Number of Options, Cancelled/forfeited (in Shares)		(903)
Number of Options, Exercised (in Shares)
Number of Options, Options outstanding, Ending (in Shares)	70,046	69,143
Number of Options, Options vested and exercisable (in Shares)		68,866
Weighted Average Exercise Price, Options outstanding, Beginning		$ 22.55
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled/forfeited		22.74
Weighted Average Exercise Price, Options outstanding, Ending	$ 22.55	49.12
Weighted Average Exercise Price, Options vested and exercisable		$ 48.45
Weighted Average Remaining Contract Life Years, Options outstanding, Beginning	1 year 4 months 20 days
Weighted Average Remaining Contract Life Years, Exercised
Weighted Average Remaining Contract Life Years, Options outstanding, Ending		5 months 4 days
Weighted Average Remaining Contract Life Years, Options vested and exercisable		5 months 4 days
Weighted Average Grant Date Fair value, Options outstanding, Beginning		$ 77.1
Weighted Average Grant Date Fair value, Granted
Weighted Average Grant Date Fair value, Cancelled/forfeited		10.78
Weighted Average Grant Date Fair value, Exercised
Weighted Average Grant Date Fair value, Options outstanding, Ending	$ 77.1	77.46
Weighted Average Grant Date Fair value, Options vested and exercisable		$ 145.79
Aggregate Intrinsic Value, Options outstanding, Beginning (in Dollars)
Aggregate Intrinsic Value, Granted (in Dollars)
Aggregate Intrinsic Value, Cancelled/forfeited (in Dollars)
Aggregate Intrinsic Value, options Exercised (in Dollars)
Aggregate Intrinsic Value, Options outstanding, Ending (in Dollars)
Aggregate Intrinsic Value, Options vested and exercisable (in Dollars)